Net Loss per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (1,363,651)	$ (186,818)	¥ (4,811,713)	¥ (7,507,653)
Net loss/(income) attributable to noncontrolling interests	16,851	2,309	(10,608)	10,640
Net loss attributable to the Bilibili Inc.'s shareholders	¥ (1,346,800)	$ (184,509)	¥ (4,822,321)	¥ (7,497,013)
Denominator:
Net loss per share, basic | (per share)	¥ (3.23)	$ (0.44)	¥ (11.67)	¥ (18.99)
Net loss per share, diluted | (per share)	¥ (3.23)	$ (0.44)	¥ (11.67)	¥ (18.99)
Employee Stock Option
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	828,336	828,336	1,271,196	2,069,570
Ordinary Shares
Denominator:
Weighted average number of ordinary shares outstanding, basic	416,470,256	416,470,256	413,210,271	394,863,584
Weighted average number of ordinary shares outstanding, diluted	416,470,256	416,470,256	413,210,271	394,863,584
Ordinary Shares | Convertible senior notes (the "April 2026 Notes") due April 2026 [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	4,218,676	4,218,676	17,347,182	17,347,721
Ordinary Shares | Convertible senior notes (the "2027 Notes") due 2027 [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	2,259	2,259	8,280,834	19,382,489
Ordinary Shares | Convertible senior notes (the "December 2026 Notes") due December 2026 [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	4,211,678	4,211,678	4,839,195	14,466,365
Restricted Stock Units (RSUs) [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	2,096,485	2,096,485	56,329	0